(Loss)/Earnings Per Ordinary Share (“EPS”)	6 Months Ended
Dec. 31, 2023
(Loss)/Earnings Per Ordinary Share (“EPS”) [Abstract]
(LOSS)/EARNINGS PER ORDINARY SHARE (“EPS”)
20.	(LOSS)/EARNINGS PER ORDINARY SHARE (“EPS”)

(a)	Basic EPS

The basic EPS of the Group is calculated based on the (loss)/profit attributable to Owners (ordinary equity holders) of the Company divided by the weighted average number of ordinary shares in issue.

	Six Months Ended
	31 December 2023	31 December 2022

(Loss)/Profit attributable to Owners of the Company (RM)	(50,177,049)	3,670,221
Weighted average number of ordinary shares in issue	21,999,658	18,396,739
Basic EPS (RM)	(2.28)	0.20

(b)	Diluted EPS

The diluted EPS of the Group for the period ended 31 December 2023 and 2022 are same as the basic EPS of the Group as the Group has no dilutive potential ordinary shares.

	Six Months Ended
	31 December 2023	31 December 2022

(Loss)/Profit attributable to Owners of the Company (RM)	(50,177,049)	3,670,221
Weighted average number of ordinary shares in issue	21,999,658	18,396,739
Diluted EPS (RM)	(2.28)	0.20